Provisions	12 Months Ended
Aug. 31, 2022
Disclosure of other provisions [abstract]
Provisions
12.	PROVISIONS

	Asset retirement obligations $	Restructuring (1) $	Other (2) $	Total $

Balance as at September 1, 2020	79	13	89	181

Additions	(3)	14	13	24

Accretion	1	–	–	1

Reversal (2)	–	–	(58)	(58)

Payments	–	(25)	–	(25)

Balance as at August 31, 2021	77	2	44	123

Additions	4	–	5	9

Accretion	1	–	–	1

Reversal	(1)	–	–	(1)

Payments	–	(1)	(5)	(6)

Balance as at August 31, 2022	81	1	44	126

Current	–	2	44	46

Long-term	77	–	–	77

Balance as at August 31, 2021	77	2	44	123

Current	–	1	44	45

Long-term	81	–	–	81

Balance as at August 31, 2022	81	1	44	126

(1)
In fiscal 2021 the Company made a number of changes to its organizational structure. A total of $
1
has been paid in fiscal 2022 relating to this and other prior period initiatives. The remaining costs are expected to be paid out within the next 5 months.

(2)
During the third quarter of fiscal 2021, the Company recorded a $20 reversal following the CRTC decision on final aggregated Third Party Internet Access rates and a $35 reduction of the interest expense provision.